John Hancock Funds


                                  John Hancock
                               Managed Tax-Exempt
                                      Fund


                                October 31, 1996

                  John Hancock Funds - Managed Tax-Exempt Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz *
                            Richard P. Chapman, Jr. *
                              William J. Cosgrove *
                               Douglas M. Costle *
                               Leland O. Erdahl *
                              Richard A. Farrell *
                                 Gail D. Fosler
                               William F. Glavin *
                                 Anne C. Hodsdon
                               Dr. John A. Moore *
                             Patti McGill Peterson *
                                 John W. Pratt *
                               Richard S. Scipione
                                Edward Spellman *
                        * Members of the Audit Committee
                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                            Second Vice President and
                               Compliance Officer
                                    Custodian
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111
                                 Transfer Agent
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109
                             Independent Accountants
                              Price Waterhouse LLP
                               160 Federal Street
                           Boston, Massachusetts 02110

John Hancock Funds - Managed Tax-Exempt Fund

Statement of Assets and Liabilities
October 31, 1996

--------------------------------------------------------------------------------

Assets:
Investments at value - Note C:
 Tax-exempt long-term bonds (cost - $179,768,424)                   $191,671,905
Receivable for shares sold                                                 4,226
Receivable for investments sold                                        6,707,633
Interest receivable                                                    3,957,041
Other assets                                                              17,986
                                                                    ------------
                                     Total Assets                    202,358,791
                                     -------------------------------------------
Liabilities:
Dividend payable                                                          27,795
Due to Custodian                                                       1,605,316
Payable for shares repurchased                                            49,642
Payable for investments purchased                                      6,368,789
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                                 128,915
Accounts payable and accrued expenses                                     39,748
                                                                    ------------
                                     Total Liabilities                 8,220,205
                                     -------------------------------------------
Net Assets:
Capital paid-in                                                      180,858,831
Accumulated net realized gain on investments and financial
 futures contracts                                                     1,175,297
Net unrealized appreciation of investments                            11,904,147
Undistributed net investment income                                      200,311
                                                                    ------------
                                     Net Assets                     $194,138,586
                                     ===========================================
Net Asset Value Per Share:
   (Based on net asset values and shares of
   beneficial interest outstanding - unlimited
   number of shares authorized with no par value,
   respectively) Class A - $40,642,521 / 3,531,621                  $      11.51
================================================================================
   Class B - $153,496,065 / 13,333,878                              $      11.51
================================================================================

Maximum Offering Price  Per Share*
   Class  A - ($11.51 x 104.71%)                                    $      12.05
================================================================================
* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


                       See Notes to Financial Statements.

John Hancock Funds - Managed Tax-Exempt Fund

Statement of Operations
Year ended October 31, 1996

--------------------------------------------------------------------------------

Investment Income:
Interest                                                           $ 13,369,037
                                                                   ------------

Expenses:
Distribution/service fee - Note B
  Class A                                                               122,366
  Class B                                                             1,617,565
Investment management fee - Note B                                    1,236,303
Transfer agent fee - Note B                                             158,070
Custodian fee                                                           106,679
Auditing fee                                                             41,700
Trustees' fees                                                           33,618
Financial services fee - Note B                                          11,960
Printing                                                                 32,471
Registration and filing fees                                             29,865
Legal fees                                                                2,383
Miscellaneous                                                             8,065
Less Management Fee Reductions - Note B                                (103,025)
                                                                   ------------
                             Total Expenses                           3,298,020
                                                                   ------------
                             Net Investment Income                   10,071,017
                                                                   ------------

Realized and Unrealized Gain (Loss) on Investments
and Financial Futures Contracts:
Net realized gain on investments sold                                 1,773,003
Net realized gain on financial futures contracts                         48,395
Change in net unrealized appreciation/depreciation
 of investments                                                        (815,778)
                                                                   ------------
                             Net Realized and Unrealized Gain
                             on Investments and Financial
                             Futures Contracts                        1,005,620
                             ---------------------------------------------------
                             Net Increase in Net Assets
                             Resulting from Operations             $ 11,076,637
                             ===================================================


                       See Notes to Financial Statements.

John Hancock Funds - Managed Tax-Exempt Fund

Statement of Changes in Net Assets

----------------------------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                                           -----------------------------
                                                                1995            1996
                                                           -----------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                      $  11,372,882   $  10,071,017
Net realized gain on investments sold and financial
futures contracts                                              2,418,782       1,821,398
Change in net unrealized appreciation/depreciation
of investments                                                13,159,135        (815,778)
                                                           -----------------------------
            Net Increase in Net Assets Resulting
              from Operations                                 26,950,799      11,076,637
                                                           -----------------------------
Distributions to Shareholders:
Dividends from net investment income
  Class A - ($0.6282 and $0.6221 per share, respectively)     (1,545,018)     (2,211,308)
  Class B - ($0.5516 and $0.5441 per share, respectively)     (9,827,864)     (7,828,156)
Distributions from net realized gain on investments sold
  and financial futures contracts
  Class A - (none and $0.1114 per share, respectively)              --          (401,231)
  Class B - (none and $0.1114 per share, respectively)              --        (1,673,817)
                                                           -----------------------------
                 Total Distributions to Shareholders         (11,372,882)    (12,114,512)
                                                           -----------------------------

From Fund Share Transactions - Net*                          (33,226,056)    (25,209,527)
                                                           -----------------------------

Net Assets:
Beginning of period                                          238,034,127     220,385,988
                                                           =============================
End of period (including undistributed net investment
   income $70,529 and $200,311, respectively)              $ 220,385,988   $ 194,138,586
                                                           =============================

*  Analysis of Fund Share Transactions:

                                                                 YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------
                                                          1995                          1996
                                                -------------------------------------------------------
                                                  SHARES        AMOUNT         SHARES        AMOUNT
                                                  ------        ------         ------        ------
CLASS A
Shares sold                                      2,334,618   $ 26,534,395       232,661   $  2,662,765
Shares issued to shareholders in reinvestment
  of distributions                                  84,320        947,287       131,368      1,512,353
                                                ------------------------------------------------------
                                                 2,418,938     27,481,682       364,029      4,175,118
Less shares repurchased                           (695,912)    (7,619,563)     (498,225)    (5,731,458)
                                                ======================================================
Net increase (decrease)                          1,723,026   $ 19,862,119      (134,196)  $ (1,556,340)
                                                ======================================================
CLASS B
Shares sold                                      1,012,904   $ 11,296,871       566,925   $  6,533,314
Shares issued to shareholders in reinvestment
  of distributions                                 444,432      4,959,344       421,365      4,854,886
                                                ------------------------------------------------------
                                                 1,457,336     16,256,215       988,290     11,388,200
Less shares repurchased                         (6,179,061)   (69,344,390)   (3,045,657)   (35,041,387)
                                                ======================================================
Net decrease                                    (4,721,725)  ($53,088,175)   (2,057,367)  $(23,653,187)
                                                ======================================================


                       See Notes to Financial Statements.

John Hancock Managed Tax-Exempt Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:

                                                                 ------------------------------------------------------------------
                                                                                       Year ended October 31,
                                                                 ------------------------------------------------------------------
Class A                                                           1992 (a)         1993          1994          1995         1996
                                                                 ----------     ----------    ----------    ----------   ----------
Per Share Operating Performance
    Net Asset Value, Beginning of Period                         $    11.25     $    11.12    $    12.13    $    10.79   $    11.56
                                                                 ----------     ----------    ----------    ----------   ----------
    Net Investment Income                                              0.55           0.70          0.64          0.63     0.62 (e)
    Net Realized and Unrealized Gain (Loss) on
      Investments and Financial Futures Contracts                     (0.11)          1.05         (1.25)         0.77         0.06
                                                                 ----------     ----------    ----------    ----------   ----------
       Total from Investment Operations                                0.44           1.75         (0.61)         1.40         0.68
                                                                 ----------     ----------    ----------    ----------   ----------
     Less Distributions:
    Dividends from Net Investment Income                              (0.53)         (0.70)        (0.64)        (0.63)       (0.62)
    Distributions from Net Realized Gain on Investments
      Sold and Financial Futures Contracts                            (0.04)         (0.04)        (0.09)         --          (0.11)
                                                                 ----------     ----------    ----------    ----------   ----------
       Total Distributions                                            (0.57)         (0.74)        (0.73)        (0.63)       (0.73)
                                                                 ----------     ----------    ----------    ----------   ----------
    Net Asset Value, End of Period                               $    11.12     $    12.13    $    10.79    $    11.56   $    11.51
                                                                 ==========     ==========    ==========    ==========   ==========

    Total Investment Return at Net Asset Value (c)                     4.7*%         16.10%        (5.22%)       13.30%        6.11%
    Total Adjusted Investment Return at Net Asset Value (b) (d)        4.5*%         15.77%        (5.29%)       13.28%        6.06%

Ratios and Supplemental Data
    Net Assets, End of Period (000's omitted)                    $    9,589     $   14,244    $   20,098    $   42,384   $   40,643
    Ratio of Expenses to Average Net Assets                             0.7*%         0.70%         0.95%         1.06%        1.06%
    Ratio of Adjusted Expenses to Average Net Assets (b)                1.0*%         1.03%         1.02%         1.11%        1.11%
    Ratio of Net Investment Income to Average Net Assets                6.2*%         5.98%         5.52%         5.53%        5.43%
    Ratio of Adjusted Net Investment Income to Average
      Net Assets (b)                                                    6.0*%         5.65%         5.42%         5.48%        5.38%
    Portfolio Turnover Rate                                              23%            23%           59%          104%          69%
    Expense Reimbursement per share                              $     0.02     $     0.04    $     0.01    $     0.01   $     0.01



*    On an annualized basis.
**   Not annualized.
(a)  Class A shares commenced operations on January 3, 1992.
(b)  On an unreimbursed basis. (Unaudited)
(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(d) An estimated total return calculation which takes into consideration fees and expenses waived or borne by the Adviser during the periods shown. (e) On average month end shares outstanding.


                       See Notes To Financial Statements.

John Hancock Managed Tax-Exempt Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:

                                                    -----------------------------------------------------------------------
                                                                             Year ended October 31,
                                                    -----------------------------------------------------------------------
Class B                                                 1992           1993           1994           1995           1996
                                                    -----------    -----------    -----------    -----------    -----------
Per Share Operating Performance
    Net Asset Value, Beginning of Period            $     11.12    $     11.12    $     12.13    $     10.79    $     11.57
                                                    -----------    -----------    -----------    -----------    -----------
    Net Investment Income                                  0.66           0.64           0.56           0.55       0.55 (d)
    Net Realized and Unrealized Gain (Loss) on
      Investments and Financial Futures Contracts          0.04           1.05          (1.25)          0.78           0.04
                                                    -----------    -----------    -----------    -----------    -----------
       Total from Investment Operations                    0.70           1.69          (0.69)          1.33           0.59
                                                    -----------    -----------    -----------    -----------    -----------
     Less Distributions:
    Dividends from Net Investment Income                  (0.64)         (0.64)         (0.56)         (0.55)         (0.54)
    Distributions from Net Realized Gain on
      Investments Sold and Financial Futures
      Contracts                                           (0.06)         (0.04)         (0.09)          --            (0.11)
                                                    -----------    -----------    -----------    -----------    -----------
       Total Distributions                                (0.70)         (0.68)         (0.65)         (0.55)         (0.65)
                                                    -----------    -----------    -----------    -----------    -----------
    Net Asset Value, End of Period                  $     11.12    $     12.13    $     10.79    $     11.57    $     11.51
                                                    ===========    ===========    ===========    ===========    ===========

    Total Investment Return at Net Asset Value (b)         6.39%         15.51%         (5.85%)        12.63%          5.30%
    Total Adjusted Investment Return at Net Asset
      Value (a) (c)                                        6.20%         15.18%         (5.92%)        12.61%          5.25%

Ratios and Supplemental Data
    Net Assets, End of Period (000's omitted)       $   226,943    $   256,342    $   217,006    $   178,002    $   153,496
    Ratio of Expenses to Average Net Assets                1.35%          1.23%          1.62%          1.73%          1.73%
    Ratio of Adjusted Expenses to Average Net
      Assets (a)                                           1.54%          1.56%          1.69%          1.78%          1.78%
    Ratio of Net Investment Income to Average
      Net Assets                                           5.74%          5.49%          4.84%          4.92%          4.75%
    Ratio of Adjusted Net Investment Income to
      Average Net Assets (a)                               5.55%          5.16%          4.77%          4.87%          4.70%
    Portfolio Turnover Rate                                  23%            23%            59%           104%            69%
    Expense Reimbursement per share                 $      0.02    $      0.04    $      0.01    $      0.01    $      0.01


(a)  On an unreimbursed basis. (Unaudited)
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) An estimated total return calculation which takes into consideration fees and expenses waived or borne by the Adviser during the periods shown. (d) On average month end shares outstanding.


                       See Notes To Financial Statements.

John Hancock Managed Tax-Exempt Fund

Schedule of Investments
October 31,1996
----------------------------------
                                                       INTEREST   MATURITY     S&P***      PAR VALUE                      YIELD AT
ISSUER DESCRIPTION                                       RATE       DATE       RATING   (000'S OMITTED)   MARKET VALUE    MARKET +
------------------                                       ----       ----       ------   ---------------   ------------    --------
                                                                            (Unaudited)                                  (Unaudited)
TAX-EXEMPT LONG-TERM BONDS
Alabama (2.61%)
Birmingham, City of,
  GO Iss of 1989                                         7.35%    03-01-14      AA*        $  750        $   800,565        6.89%
Citronelle Industrial Development Board,
  Poll Control Rev Stauffer Chemical Co Proj 1982        8.000    12-01-12      A1 *          500            554,535        7.21
Mobile Industrial Development Board,
  Solid Waste Disp Rev Ref Mobile Energy Serv Co
    Proj 1995                                            6.950    01-01-20      BBB-        3,500          3,706,220        6.56
                                                                                                         -----------

                                                                                                           5,061,320
                                                                                                         -----------
Alaska (1.80%)
Alaska Housing Finance Corp,
  Coll Home Mtg Ser A-3 GNMA/FNMA Coll                   7.700    12-01-13      AAA           150            150,982        7.65
  Coll Home Mtg Ser B-1 GNMA Coll                        7.650    06-01-24      AAA         2,000          2,109,620        7.25
  Coll Home Mtg Ser B-2 GNMA Coll                        7.875    06-01-24      AAA           130            130,930        7.82
Valdez Alaska Marine Terminal,
  Rev Ref Sohio Pipe Line Co Proj Ser 1991               7.125    12-01-25      AA          1,000          1,103,660        6.46
                                                                                                         -----------

                                                                                                           3,495,192
                                                                                                         -----------
Arizona (1.22%)
Arizona Municipal Financing Program,
  Cert of Part Ser 25                                    7.875    08-01-14      AAA         1,000          1,276,710        6.17
Pima, County of,
  Swr Rev Ref Ser 1991 PreRef                            6.750    07-01-15      AAA           460            507,854        6.11
  Swr Rev Ref Ser 1991 Unref Bal                         6.750    07-01-15      AAA           540            592,823        6.15
                                                                                                         -----------

                                                                                                           2,377,387
                                                                                                         -----------
Arkansas (.32%)
Arkansas Development Finance Auth,
  Single Family Mtg Rev Ref Ser 1991 A                   8.000    08-15-11      AA            575            620,419        7.41
                                                                                                         ----------

California (7.93%)
California, State of,
  GO Ser 1995 **                                         5.900    03-01-25      AAA         2,490          2,514,701        5.84
Central Valley Financing Auth,
  Cogeneration Proj Rev Carson Ice Gen Proj Ser 1993     6.200    07-01-20      BBB-        2,000          2,005,100        6.18
Sacramento Cogeneration Auth,
  Cogeneration Proj Rev Proctor & Gamble  Proj           6.500    07-01-21      BBB-        4,500          4,649,850        6.29
Sacramento Municipal Utilities District,
  Ind'l Devel Rev Ref San Diego Gas & Electric Ser C
  Inflos                                                 8.868#   08-15-18      AAA         1,000          1,075,250        8.25
San Joaquin Hills Transportation Corridor Agency,
  Toll Road Rev Sr Lien Cap Apprec                        Zero    01-01-19      BBB*        5,000          1,237,400        6.40
  Toll Road Rev Sr Lien Cap Apprec                        Zero    01-01-14      BBB*        5,000          1,709,650        6.69
Santa Ana Financing Auth,
  Lease Rev Police Admin & Holding Facil Ser A           6.250    07-01-19      AAA         2,000          2,198,320        5.69
                                                                                                         -----------

                                                                                                          15,390,271
                                                                                                         -----------
Colorado (4.80%)
Arapahoe County Capital Improvement Trust Fund,
  Highway Rev Current Ser E-470 Remarketed 8-31-95       6.950    08-31-20      BAA*        6,000          6,472,080        6.44
Colorado Housing Finance Auth,
  Single Family Prog Sr Iss A-2                          7.625    08-01-17      AA            890            934,838        7.26

  Single Family Residential Rev Ser C                    8.750    09-01-17      AA*           370            387,039        8.36
Douglas County School District No. Re. 1,
  Douglas and Elbert Counties Imp Ser 1994A              6.400    12-15-11      AAA         1,400          1,513,470        5.92
                                                                                                         ----------

                                                                                                           9,307,427
                                                                                                         -----------
Delaware (1.14%)
Delaware State Economic Development Auth,
  Rev Ref Poll Control Delmarva Pwr Proj Ser B           6.750    05-01-19      AAA         2,000          2,208,180        6.11
                                                                                                         -----------

Florida (7.21%)
Broward, County of,
  Resource Recovery Rev Ser 1984 Ses Broward Co.
  L.P. South Proj                                        7.950    12-01-08      A-          4,430          4,880,753        7.22
Citrus, County of,
  Poll Control Ref Rev Ser 1992A Florida Pwr Corp
  Crystal Rvr Pwr Plant Proj                             6.625    01-01-27      A+          1,250          1,335,638        6.20
Hernando, County of,
  Criminal Justice Complex Rev Ser 1986                  7.650    07-01-16      AAA           500            635,220        6.02
Lee, County of,
  Hosp Board of Directors Hosp Rev Inflos                9.570#   04-01-20      AAA         2,000          2,238,000        8.55
Orange County Health Facilities Auth,
  Hosp Rev Orlando Regional Medical Center               9.101#   10-29-21      AAA         1,000          1,201,500        7.57
Tampa, City of,
  Cap Imp Prog Rev Ser B Iss of 1988                     8.375    10-01-18      BBB         3,500          3,708,530        7.90
                                                                                                         -----------

                                                                                                          13,999,641
                                                                                                         -----------
Illinois (3.87%)
Illinois Health Facilities Auth,
  Rev Methodist Hlth Serv Corp Ser 1991 B RIB            9.927#   05-18-21      AAA         1,000          1,149,000        8.64
  Rev Swedish-American Hosp                              7.400    04-01-20      AAA           750            832,380        6.67
Metropolitan Pier and Exposition Auth,
  Dedicated State Tax Rev Ref Ser 1996A McCormick
    Place Exposition Proj                                5.250    06-15-27      AAA         1,500          1,392,450        5.66
  Hosp Facil Rev Ser 1996A McCormick Place Convention
    Complex                                              7.000    07-01-26      BBB-        3,750          4,128,150        6.36
                                                                                                         -----------

                                                                                                           7,501,980
                                                                                                         -----------
Kansas (1.04%)
Sedgwick, County of,
  GNMA Coll Mtg Ln Rev Ser C                             8.625    11-01-18      AAA         1,940          2,026,931        8.26
                                                                                                         -----------

Louisiana (3.22%)
Calcasieu Parish Public Trust Auth,
  Mtg Rev Ref 1991 Ser A                                 7.750    06-01-12      A1 *          480            516,120        7.21
De Soto, Parish of,
  Rev Environ Impt Rev Int'l Paper Co Proj Ser A         7.700    11-01-18      A-          2,750          3,135,468        6.75
  Rev Environ Impt Rev Int'l Paper Co Proj Ser B         6.550    04-01-19      A-          2,500          2,607,600        6.28
                                                                                                         -----------

                                                                                                           6,259,188
                                                                                                         -----------
Maine (.67%)
Maine State Housing Auth,
  Mtg Purchase Ser A-3                                   7.800    11-15-15      AA-         1,250          1,305,075        7.47
                                                                                                         -----------

Massachusetts (7.39%)
Massachusetts Health and Educational Facilities Auth,
  Rev St. Elizabeth's Hosp of Boston Ser E               9.770#   08-12-21      AAA         1,000          1,132,750        8.63
  Rev Worcester Polytechnic Institute Ser E              6.750    09-01-11      A+          1,840          2,004,165        6.20
Massachusetts Housing Finance Agency,
  Hsg Rev Insured Rental Ser A                           6.650    07-01-19      AAA         5,500          5,697,560        6.42
  Single Family Hsg Ser 8                                7.700    06-01-17      A+          1,000          1,054,870        7.30

Massachusetts State Water Pollution Abatement Trust,
  Wtr Poll Rev South Essex Swr District Loan Proj
    1994 Ser A                                           6.375    02-01-15      AA-         1,000          1,058,210        6.02
Massachusetts Water Resource Auth,
  Gen Rev Ref 1995 Ser B                                 6.250    12-01-12      AAA         3,105          3,403,701        5.70
                                                                                                         -----------
                                                                                                          14,351,256
                                                                                                         -----------
Michigan (2.20%)
Detroit, City of,
  GO Unltd Ser 1995 A                                    6.800    04-01-15      BBB         1,315          1,385,392        6.45
Michigan Housing Development Auth,
  Single Family Mtg Rev Ser A                            7.500    06-01-15      AA+         1,415          1,492,188        7.11
Michigan State Hospital Finance Auth,
  Hosp Rev Ref Ser 1995A Genesys Hlth Sys Oblig Group    8.100    10-01-13      BBB         1,250          1,397,775        7.24
                                                                                                         -----------

                                                                                                           4,275,355
                                                                                                         -----------
Minnesota (.14%)
Minnesota Housing Finance Agency,
  Single Family Mtg 1990 Ser C                           7.700    07-01-14      AA+           250            264,325        7.28
                                                                                                         -----------

Nevada (1.33%)
Nevada Housing Division,
  Single Family Proj Sr Rev Ser 1989 Iss A-1             7.350    04-01-16      AA            890            924,434        7.08
  Single Family Proj Sr Rev Ser 1990 Iss C-1             7.850    10-01-15      AA            330            346,701        7.47
Nevada, State of,
  GO Ltd Tax Municipal Bond Bank Proj No. 38 Ser A
    Unref Bal                                            6.750    07-01-09      AA             25             27,284        6.19
Reno, City of,
  Hosp Rev St. Mary's Regional Medical Center Ser A
    Preref Bal                                           7.750    07-01-07      AAA           720            774,454        7.22
  Hosp Rev St. Mary's Regional Medical Center Ser A
    Unref Bal                                            7.750    07-01-07      AAA           480            515,501        7.22
                                                                                                         -----------

                                                                                                           2,588,374
                                                                                                         -----------
New Jersey (.58%)
New Jersey Turnpike Auth,
  Turnpike Rev 1991 Ser C                                6.500    01-01-16      AAA         1,000          1,125,100        5.78
                                                                                                         -----------

New York (18.06%)
Metropolitan Transportation Auth,
  Commuter Facil Rev Ser A                               6.100    07-01-26      AAA         2,500          2,592,775        5.88
  Transit Facil Rev Ser J                                6.500    07-01-18      AAA         1,000          1,085,160        5.99
New York Local Government Assistance Corp,
  Rev Ser 1991C                                          7.000    04-01-10      A           2,000          2,210,640        6.33
  Ser 1992 A Pub Benefit Corp                            6.875    04-01-19      A           2,000          2,212,560        6.21
New York State Dormitory Auth,
 City Univ Sys Consol Rev 2nd Generation Ser 1993A       5.750    07-01-09      BBB         1,000            999,020        5.76
  City Univ Sys Consol Rev 2nd Generation Ser 1993A      6.000    07-01-20      BBB         1,000          1,016,420        5.90
  State Univ Ed Facil Rev Ser 1990B                      7.000    05-15-16      BBB+        5,000          5,350,600        6.54
  State Univ Ed Facil Rev Ser 1993A                      5.500    05-15-13      BBB+        3,000          2,898,840        5.69
  State Univ Ed Facil Rev Ser 1993A                      5.500    05-15-19      BBB+        1,000            954,050        5.76
New York State Environmental Facilities Corp,
  State Wtr Poll Control Revolving Fund Rev Ser 1990 A   7.500    06-15-12      A             600            664,074        6.78
New York State Mortgage Agency,
  Homeowner Mtg Rev Ser BB-2                             7.950    10-01-15      AA *          560            583,111        7.63
New York State Urban Development Corp,
  Rev Ref Correctional Facil Proj Ser A                  5.500    01-01-14      BBB         2,800          2,700,348        5.70
Port Auth of New York and New Jersey,
  Spec Proj KIAC Partners Proj Ser 4                     6.750    10-01-19      BBB *       4,500          4,558,815        6.66
Triborough Bridge and Tunnel Auth,
  Rev Ref Ser 1987 L                                     8.000    01-01-07      A+            500            531,605        7.52
  Gen Purpose Rev Ser 1993                                Zero    01-01-21      AAA         3,985          1,012,628        5.75
  Gen Purpose Rev Ser X                                  6.500    01-01-19      A+          1,250          1,348,275        6.03
  Gen Purpose Rev Ser Y                                  6.125    01-01-21      A+          4,000          4,342,960        5.64
                                                                                                         -----------

                                                                                                          35,061,881
                                                                                                         -----------

Ohio (4.33%)
Cleveland Ohio Public Power System,
  Elec Sys Rev First Mtg Ser 1994A                       7.000    11-15-16      AAA         5,860          6,727,749        6.10
Cuyahoga, County of,
  Hosp Imp Rev Deaconess Hosp of Cleveland Proj Ser
    1985 B                                               7.450    10-01-18      A1 *          750            849,832        6.57
  Hosp Rev Meridia Hlth Sys Ser 1991                     7.000    08-15-23      A             750            817,897        6.42
                                                                                                         -----------

                                                                                                           8,395,478
                                                                                                         -----------
Pennsylvania (5.08%)
Northumberland County Auth,
  Commonwealth Lease Rev Ser 1991                        6.250    10-15-09      AAA         1,000          1,077,850        5.80
Pennsylvania Economic Development Financing Auth,
  Rev Ser D Colver Proj                                  7.150    12-01-18      BBB-        5,000          5,237,250        6.83
Pennsylvania Turnpike Commission,
  Turnpike Rev Ser K                                     7.625    12-01-09      AAA           500            556,765        6.85
Philadelphia Hospitals and Higher Education Facilities
  Auth, Hosp Rev Children's Hosp Philadelphia Proj Ser A 7.875    07-01-08      AA            500            520,845        7.56
  Hosp Rev Ser 1993A Temple Univ Hosp Proj               6.625    11-15-23      A-          2,375          2,472,280        6.36
                                                                                                         -----------

                                                                                                           9,864,990
                                                                                                         -----------
Puerto Rico (.58%)
Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the Commonwealth
  of Puerto Rico                                         8.220#   07-01-11      AAA         1,000          1,121,250        7.33
                                                                                                         -----------

South Carolina (3.24%)
James Island Public Service District,
  Charleston County Swr Sys Ref                          7.500    06-01-18      AAA         1,250          1,373,000        6.83
Lexington County School District No. 1,
  Cert of Part 1989 Ser B Pelion High School Proj        7.650    09-01-09      AAA         1,145          1,254,473        6.98
Richland, County of,
  Poll Control Rev Union Camp Corp Proj Ser 1992 B       6.625    05-01-22      A-          2,460          2,598,080        6.27
  Poll Control Rev Union Camp Corp Proj Ser C            6.550    11-01-20      A-          1,000          1,061,910        6.17
                                                                                                         -----------

                                                                                                           6,287,463
                                                                                                         -----------
South Dakota (.56%)
South Dakota Health and Educational Facilities Auth,
  Rev Ser 1989 Sioux Valley Hosp Iss                     7.625    11-01-13      AA-            75             80,990        7.06
  Rev Ser 1989 Sioux Valley Hosp Iss                     7.625    11-01-13      AA-           925          1,004,661        7.02
                                                                                                         -----------

                                                                                                           1,085,651
                                                                                                         -----------
Tennessee (5.59%)
Eastside Utility District of Hamilton,
  Waterworks Rev Iss                                     6.750    11-01-11      BBB+        1,000          1,023,170        6.60
Humphreys County Industrial Development Board,
  Solid Waste Disposal Rev E.I. Dupont Denemours and
    Co Proj                                              6.700    05-01-24      AA-         6,500          6,965,335        6.25
Metropolitan Nashville and Davidson County Health and
    Facility Board, Rev Ref Vanderbilt Univ Ser A        7.625    05-01-16      AA          1,750          1,852,025        7.20
Tennessee Housing Development Agency,
  Homeownership Program Proj J                           7.750    07-01-17      AA          1,000          1,015,250        7.63
                                                                                                         -----------

                                                                                                          10,855,780
                                                                                                         -----------
Texas (5.49%)
Austin, City of,
  Utility Sys Rev Ref Ser B                              7.800    11-15-12      A           1,000          1,079,800        7.22
Corpus Christi Housing Finance Corp,
  Single Family Mtg Sr Rev Ref Ser 1991 A                7.700    07-01-11      AAA           650            696,956        7.18
El Paso Housing Finance Corp,
  Single Family Mtg Rev Ref Bonds 1991 Ser A             8.750    10-01-11      A *           575            622,070        8.09
Harris County Health Facilities Development Corp,

  Hosp Rev Ser 1988A Saint Luke's Episcopal Hosp Proj    8.250    02-15-08      AAA         1,475          1,647,634        7.39
Harris, County of,
  Criminal Justice Center **                             5.625    10-01-23      AAA         1,500          1,478,445        5.71
  Toll Road Untld Tax & Sub Lien Ref                     8.100    08-01-08      AAA           250            271,772        7.45
  Toll Road Untld Tax & Sub Lien Ref                     8.125    08-01-15      AAA           250            271,878        7.47
Houston, City of,
  Wtr and Swr Sys Rev Ref Prior Lien Ser B               6.750    12-01-08      A           1,500          1,630,635        6.21
North Central Texas Health Facilitities Development,
  Hospital Rev Baylor Univ Medical Center Ser 1991A      9.949#   05-15-16      AA          1,000          1,214,000        8.20
Texas, State of,
  Veterans' Land Board GO                                7.125    12-01-09      AA          1,000          1,073,570        6.64
  Veterans' Land Board GO Preref                         8.250    12-01-10      AAA           610            679,577        7.41
                                                                                                         -----------

                                                                                                          10,666,337
                                                                                                         -----------
Utah (3.84%)
Intermountain Power Agency,
  Pwr Supply Rev Ref Ser 1995 B                          5.000    07-01-16      A+          1,935          1,758,876        5.50
  Pwr Supply Rev Ref Ser A                               5.000    07-01-21      A+          2,000          1,776,940        5.63
Salt Lake City Hospital,
  Ref Ref IHC Hosp Inc VRDN/RIB                          9.642#   05-15-20      AAA         1,500          1,710,375        8.46
  Rev Ref IHC Hosp Inc Ser B                             8.000    05-15-07      AA            350            374,815        7.47
  Rev Ref Ser A                                          8.125    05-15-15      AAA         1,000          1,194,460        6.80
Utah Housing Finance Agency,
  Single Family Mtg Sr 1990 Iss B-2                      7.700    07-01-15      AA            320            332,826        7.40
  Single Family Mtg Sr 1991 Iss B-1                      7.500    07-01-16      AA            300            315,624        7.13
                                                                                                         -----------

                                                                                                           7,463,916
                                                                                                         -----------
Virginia (1.79%)
Arlington County Industrial Development Auth,
  Hosp Facil Rev Arlington Hosp Ser 1991 A               7.125    09-01-21      AAA *         500            564,465        6.31
Fairfax County Industrial Develpment Auth,
  Rev RITES                                              9.777#   08-29-23      AA          1,000          1,219,000        8.02
Fredericksburg Industrial Auth,
  Hosp Facil Rev                                         9.468#   08-15-23      AAA         1,500          1,682,250        8.44
                                                                                                         -----------

                                                                                                           3,465,715
                                                                                                         -----------
Washington (1.59%)
Tacoma Electric System,
  Rev VRDN/RIBS Iss of 1991                              9.083#   01-02-15      AAA         1,000          1,109,000        8.19
University of Washington,
  Housing & Dining Sys Rev Ser 1991                      7.000    12-01-21      AAA           750            839,002        6.26
Washington, State of,
  GO Ser A of 1990                                       6.750    02-01-15      AA          1,000          1,147,750        5.88
                                                                                                         -----------

                                                                                                           3,095,752
                                                                                                         -----------
Wisconsin (.58%)
Sturgeon Bay Combined Utilities,
  Door County Combined Util Mtg Rev Prerefunded Ser 1990 7.500    01-01-10      AAA           770            861,830        6.70
  Door County Combined Util Mtg Rev Unrefunded Ser 1990  7.500    01-01-10      AAA           230            255,401        6.75
                                                                                                         -----------

                                                                                                           1,117,231
                                                                                                         -----------
Wyoming (.53%)
Sweetwater, County of,
  Poll Control Rev Idaho Pwr Co Ser B                    7.625    12-01-13      AAA         1,000          1,033,040        7.38
                                                                                                         -----------

                      TOTAL TAX-EXEMPT LONG-TERM BONDS
                                   (Cost $179,768,424)                                     (98.73%)      191,671,905
                                                                                          =======        ===========

* Credit Ratings are rated by Moody's Investor Services, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.
**These securities having an aggregate value of $3,993,146 or 2.06% of the Fund's net assets, have been purchased on a delayed delivery basis. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to its unfunded commitment. Accordingly, the market value of $1,607,385 of Humphreys County Industrial Development Board 6.70%, 05/01/24, $2,755,392 of Cleveland Ohio Public Power System 7.00%, 11/15/16, and $2,693,392 of Massachusetts Housing Finance Agency 6.65%, 07/01/19 have been segregated to cover the unfunded commitment. The sale of these securities has certain restrictions.
***Credit ratings are unaudited.
+ The yield is not calculated in accordance with guidelines established by the U.S. Securities Exchange Commission. Zero coupon yields are at yield to maturity.
# Represents rate in effect on October 31, 1996.
The percentages shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.
RIB - Residual Interest Bond
VRDN - Variable Rate Demand Note

NOTES TO FINANCIAL STATEMENTS

Portfolio Concentration (Unaudited)

     The Managed Tax-Exempt Fund invests primarily in securities issued by the various states and their various political subdivisions. The performance of the Fund is closely tied to economic conditions within the applicable states and the financial condition of the states and their agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories.

     The table below shows the percentages of the Fund's investments at October 31, 1996 assigned to the various sector categories.


                                                 MARKET VALUE AS A PERCENTAGE OF
     SECTOR  DISTRIBUTION                            THE FUND'S NET ASSETS:
     --------------------                            ----------------------

     General Obligation............................           3.%3
     Revenue Bonds - Education.....................           8.67
     Revenue Bonds - Electric Power................           6.97
     Revenue Bonds - Health........................          16.47
     Revenue Bonds - Housing.......................          12.48
     Revenue Bonds - Industrial Development Bond...           4.61
     Revenue Bonds - Other.........................          14.97
     Revenue Bonds - Pollution Control Facilities..          14.16
     Revenue Bonds - Transportation................          10.63
     Revenue Bonds - Water & Sewer.................           6.44
                                                           -------

                TOTAL TAX-EXEMPT LONG-TERM BONDS             98.73%
                                                           =======

NOTE A --
ACCOUNTING POLICIES

Freedom Investment Trust (the "Trust") is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of four series: John Hancock Managed Tax-Exempt Fund (the "Fund"), John Hancock Regional Bank Fund, John Hancock Disciplined Growth Fund, and John Hancock Financial Industries Fund. The other three series of the Trust are reported in separate financial statements. The investment objective of the Fund is to seek as high a level of current income exempt from Federal income tax as is consistent with preservation of capital, by investing primarily in municipal securities.

      The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

      Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

      The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained below.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", will be recorded by the Fund as unrealized gains or losses.

      When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

      For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

      At October 31, 1996, there were no open positions in financial futures contracts.

NOTE B-
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.60% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.50% of the next $500,000,000, and (c) 0.45% of the Fund's average daily net asset value in excess of $750,000,000.

      In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

      The Adviser has agreed to limit it's management fee to 0.55% of the Fund's average daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $103,025 for the period ended October 31, 1996. The Adviser reserves the right to terminate this limitation in the future.

      John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, and Freedom Distributors Corporation ("FDC") act as Co-Distributors for shares of the Fund. For the period ended October 31, 1996, net sales charges received with regard to sales of Class A shares amounted to $81,958. Of this amount, $8,135 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $8,051 was paid as sales commissions to unrelated broker-dealers and $65,772 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include FDC, Tucker Anthony and Sutro.

      Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1996, the contingent deferred sales charges paid to JH Funds amounted to $359,632.

      In addition, to reimburse the Co-Distibutors for the services they provide as distributors of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to the Co-Distributors for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse the Co-Distibutors for their distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In order to comply with this rule, the 12b-1 fee on Class B ranged from 0.90% to 1.00% of average daily net assets throughout the period.

      The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a fee based on the number of shareholder accounts and certain out-of-pocket expenses.

      On August 27, 1996, the Board of Trustees approved retroactively to July 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of the Fund.

      Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At October 31, 1996, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $666.

NOTE C-
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended October 31, 1996, aggregated $141,536,634 and $168,961,371 respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 1996.

      The cost of investments owned at October 31, 1996, for federal income tax purposes was $179,768,424. Gross unrealized appreciation and depreciation of investments aggregated $12,156,648 and $253,167, respectively, resulting in net unrealized appreciation of $11,903,481.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the period ended October 31, 1996, the Fund has reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $29,086 , an increase in undistributed net investment income of $98,229, and a decrease in capital paid-in of $69,143. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of gains on the disposition of market discount securities in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE E-
SUBSEQUENT EVENT

On November 14, 1996 shareholders approved a vote on a proposed merger between the Fund and the John Hancock Tax-Free Bond Fund ("Tax-Free Bond Fund"). The reorganization provided for a transfer of substantially all the assets and liabilities of the Fund to the Tax-Free Bond Fund. After the transaction and as of the close of business on December 6, 1996, the Fund will be terminated.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of John Hancock Managed Tax-Exempt Fund and the Trustees of Freedom Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments except for the S & P ratings and yield to maturity, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Managed Tax-Exempt Fund (the "Fund") (a series of Freedom Investment Trust) at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
December 12, 1996

TAX INFORMATION NOTICE (UNAUDITED)

      For Federal income tax purposes, the following information is furnished with respect to the taxable distributions of the Fund during its fiscal year ended October 31, 1996.

      The Fund designated distributions to shareholders of $2,075,139 as a long-term capital gain dividend. These amounts were reported on the 1995 U.S. Treasury Department Form 1099-DIV. It is anticipated that there will be a distribution from net realized gains from sales of securities and financial futures contracts to shareholders of record on December 4, 1996 and payable on December 5, 1996. Shareholders will receive a 1996 U.S. Treasury Department Form 1099-DIV in January 1997 representing their proportionate share.

      Income dividends for the Fund are 98.92% tax-exempt.